Financial Risk Management (Details 1) - INR (₨) ₨ in Thousands		Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial risk management [Line Items]
Trade receivables	[1]	₨ 8,820,579	₨ 6,950,563
Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		1,984,018	2,198,199
Past due 181 - 270 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		825,461	892,375
Past due 271 - 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		272,913	344,529
More than 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		₨ 885,644	₨ 961,295

[1]	Trade receivables as of March 31, 2018 and March 31, 2017 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. Trade receivables are not collateralized except to the extent of refundable deposits received from cybercafé franchisees and from cable television operators. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 36. Trade receivables consist of: Refer Trade and other receivables (Details 2)